                        LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1998

                                                                    NMAAR1111298

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Portfolio
   THE AMT LIMITED MATURITY BOND PORTFOLIO IS CO-MANAGED BY THEODORE P. GIULIANO AND CATHERINE WATERWORTH. THEY EMPLOY THREE BASIC STRATEGIES TO ADD VALUE TO THE FIXED INCOME INVESTMENT PROCESS. THE FIRST IS ACTIVE TREND-FOLLOWING DURATION MANAGEMENT -- LENGTHENING PORTFOLIO DURATION AS INTEREST RATES DECLINE TO ENHANCE PORTFOLIO YIELD, AND SHORTENING DURATION AS INTEREST RATES RISE TO MINIMIZE PRICE EROSION. SECONDLY, THEY FOCUS ON THOSE SECTORS WITHIN THE BROAD FIXED INCOME MARKET THAT THEY BELIEVE HAVE THE BEST RISK-ADJUSTED RETURN POTENTIAL. FINALLY, THE PORTFOLIO MANAGEMENT TEAM ANALYZES ISSUERS' MANAGEMENT QUALITY, PRODUCTS AND PRODUCT CYCLES, BALANCE SHEETS AND INCOME STATEMENTS TO IDENTIFY BONDS WITH REALISTIC PROSPECTS FOR CREDIT UPGRADES AND TO AVOID THOSE THAT MAY NOT DESERVE THEIR CURRENT CREDIT QUALITY RATINGS.
   The title of Shakespeare's play ALL'S WELL THAT ENDS WELL aptly describes 1998's fixed income markets. Strong first half returns set the stage for the high drama of August-September, when the global economic plot thickened and all sectors of the fixed income market except U.S. Treasuries declined. Then in the fourth act (fourth quarter), the hero appeared (Federal Reserve Chairman Alan Greenspan) and three Fed rate cuts produced a very happy ending. In fact, when the curtain came down on 1998, fixed income patrons had enjoyed the best year since 1991.
   Following a good first half, corporate bonds ran into some trouble in late summer/early fall, when the potential for a deteriorating world economy and technical factors, namely the unwinding of leveraged hedge funds, panicked investors. However, in the fourth quarter a supportive Federal Reserve and more stable capital markets resulted in strong rebound for corporate bonds. Despite this late rally, corporate bonds underperformed comparable duration Treasuries by about 200 basis points (2%) for the year.
   We significantly reduced our allocation to corporate bonds during the worst turmoil of the late summer and early fall, ending the year with 59.9% of the portfolio in this sector compared to 72.3% at the beginning of 1998. In the process, the credit quality of the portfolio improved from A- to A.
   Looking ahead, given historically wide yield spreads for a non-recession environment, and an accommodative Fed, we continue to be moderately conservative on the corporate bond sector. However, investors should expect continued volatility. We will continue our rigorous credit monitoring process, which is all the more important in these still turbulent markets.
   The asset-backed sector, once the darling of the fixed income market, also experienced some difficulty in early fall before rallying in the fourth quarter. At year-end 1998, approximately 13.2% of the portfolio was in asset backed securities, primarily AAA rated bonds secured by either credit card or auto loan receivables.
   Mortgage bonds underperformed U.S. Treasury securities in 1998. This was due more to the sharp rise in Treasury bond prices as investors sought the safety of the world's most liquid and secure credit, than any real problems in the mortgage sector. While we may see periodic "flights to quality" enhancing Treasury bond returns in 1999, we are still attracted to mortgage securities' materially higher yields. We believe our positioning in the mortgage sector -- favoring lower coupon mortgages less sensitive to prepayment risk -- will continue to work to our advantage. At the close of this reporting period, mortgage securities comprised approximately 6.7% of the portfolio.
   In conclusion, as we enter 1999, inflation is at its lowest level in three decades and economic conditions appear to be balanced. However, interest rates and bond yields are also at or near historic lows, and the introduction of the new

Euro may siphon some money from the U.S. bond market. This could make for choppy fixed income markets in the year ahead. We will continue to strive to select attractive sectors, find values, and most importantly, to deliver competitive returns with low principal risk.

Sincerely,

/s/ Catherine Waterworth                  /s/ Theodore P. Giuliano

Theodore P. Giuliano
Catherine Waterworth
PORTFOLIO CO-MANAGERS

The composition, industries and holdings of the Portfolio are subject to change. The Portfolio is invested in a wide array of securities and no single holding makes up more than a small fraction of its total assets.

Past performance is no guarantee of future results and shares when redeemed may be worth more or less than their original cost.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance can be expected to vary from those of the other mutual funds.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     Merrill Lynch 1-3 Year Treasury
                                                               Index          Limited Maturity Bond Portfolio
12/31/88                                                      10,000                                   10,000
12/31/89                                                      11,087                                   11,077
12/31/90                                                      12,165                                   11,999
12/31/91                                                      13,586                                   13,360
12/31/92                                                      14,442                                   14,052
12/31/93                                                      15,224                                   14,983
12/31/94                                                      15,310                                   14,960
12/31/95                                                      16,994                                   16,596
12/31/96                                                      17,840                                   17,311
12/31/97                                                      19,028                                   18,478
12/31/98                                                      20,359                                   19,289
Average Annual Total Return(1)
                                                                        Merrill Lynch 1-3 Year Treasury Index
                                     Limited Maturity Bond Portfolio                                      (2)
1 Year                                                         4.39%                                    7.00%
5 Year                                                         5.18%                                    5.99%
10 Year                                                        6.79%                                    7.37%
Life Of Fund                                                   7.89%                                    8.21%

   Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio-SM- (the "Fund") commenced operations on 9/10/84.
1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc.-Registered Trademark- and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                     December 31,
                                                         1998
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $ 276,698,419
      Receivable for Trust shares sold                  1,284,374
                                                    --------------
                                                      277,982,793
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                   498,284
      Payable to administrator (Note B)                    93,746
      Accrued expenses                                     45,024
                                                    --------------
                                                          637,054
                                                    --------------
NET ASSETS at value                                 $ 277,345,739
                                                    --------------

NET ASSETS consist of:
      Par value                                     $      20,064
      Paid-in capital in excess of par value          274,084,911
      Accumulated undistributed net investment
       income                                          15,054,976
      Accumulated net realized losses on
       investment                                     (11,847,411)
      Net unrealized appreciation in value of
       investment                                          33,199
                                                    --------------
NET ASSETS at value                                 $ 277,345,739
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     20,064,168
                                                    --------------
NET ASSET VALUE, offering and redemption price per
  share                                                    $13.82
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1998
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $17,501,122
                                                    ------------
    Expenses:
      Administration fee (Note B)                     1,062,209
      Shareholder reports                                74,031
      Legal fees                                         12,460
      Trustees' fees and expenses                        10,945
      Custodian fees                                     10,000
      Auditing fees                                       2,276
      Registration and filing fees                          194
      Miscellaneous                                       1,659
      Expenses from Series (Notes A & B)                834,977
                                                    ------------
        Total expenses                                2,008,751
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (163)
                                                    ------------
        Total net expenses                            2,008,588
                                                    ------------
        Net investment income                        15,492,534
                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized loss on investment securities          (99,989)
    Net realized loss on financial futures
     contracts                                       (2,805,121)
    Net realized loss on foreign currency
     transactions                                      (414,176)
    Change in net unrealized appreciation of
     investment securities, financial futures
     contracts, translation of assets and
     liabilities in foreign currencies, and
     foreign currency contracts                        (833,356)
                                                    ------------
        Net loss on investments from Series (Note
        A)                                           (4,152,642)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $11,339,892
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                   Year Ended
                                                  December 31,
                                              1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  15,492,534   $  15,838,527
    Net realized loss on investments
     from Series (Note A)                    (3,319,286)     (1,645,464)
    Change in net unrealized
     appreciation (depreciation) of
     investments from Series (Note A)          (833,356)      2,314,612
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         11,339,892      16,507,675
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                   (15,689,177)    (14,960,978)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               112,009,422      70,296,568
    Proceeds from reinvestment of
     dividends                               15,689,177      14,960,978
    Payments for shares redeemed            (97,115,316)    (92,593,520)
                                          -----------------------------
    Net increase (decrease) from Trust
     share transactions                      30,583,283      (7,335,974)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS        26,233,998      (5,789,277)
NET ASSETS:
    Beginning of year                       251,111,741     256,901,018
                                          -----------------------------
    End of year                           $ 277,345,739   $ 251,111,741
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of year     $  15,054,976   $  15,665,795
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                      8,173,628       5,085,945
    Issued on reinvestment of dividends       1,173,461       1,119,834
    Redeemed                                 (7,069,183)     (6,709,733)
                                          -----------------------------
    Net increase (decrease) in shares
     outstanding                              2,277,906        (503,954)
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of seven separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Limited Maturity Bond Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1998). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Funds are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,955,974, $296,579, $1,871,355, and $2,478,607 expiring in
   2002, 2004, 2005, and 2006, respectively, determined as of December 31,
   1998), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended December 31, 1998, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $163.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1998, additions and reductions in the Fund's investment in its Series amounted to $72,773,079 and $59,246,056, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                              Year Ended December 31,
                                             1998(2)       1997(2)      1996(2)     1995(2)      1994
                                            -----------------------------------------------------------
Net Asset Value, Beginning of Year          $  14.12      $  14.05      $ 14.71     $ 14.02     $ 14.66
                                            -----------------------------------------------------------
Income From Investment Operations
    Net Investment Income                        .80           .88          .92         .82         .78
    Net Gains or Losses on Securities
 (both realized and unrealized)                 (.21)          .02         (.34)        .65        (.80)
                                            -----------------------------------------------------------
      Total From Investment Operations           .59           .90          .58        1.47        (.02)
                                            -----------------------------------------------------------
Less Distributions
    Dividends (from net investment
 income)                                        (.89)         (.83)       (1.24)       (.78)       (.55)
    Distributions (from net capital
 gains)                                           --            --           --          --        (.07)
                                            -----------------------------------------------------------
      Total Distributions                       (.89)         (.83)       (1.24)       (.78)       (.62)
                                            -----------------------------------------------------------
Net Asset Value, End of Year                $  13.82      $  14.12      $ 14.05     $ 14.71     $ 14.02
                                            -----------------------------------------------------------
Total Return(3)                                +4.39%        +6.74%       +4.31%     +10.94%      -0.15%
                                            -----------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
 millions)                                  $  277.3      $  251.1      $ 256.9     $ 238.9     $ 344.8
                                            -----------------------------------------------------------
    Ratio of Gross Expenses to Average
 Net Assets(4)                                   .76%          .77%         .78%        .71%         --
                                            -----------------------------------------------------------
    Ratio of Net Expenses to Average Net
 Assets                                          .76%          .77%         .78%        .71%        .66%
                                            -----------------------------------------------------------
    Ratio of Net Investment Income to
 Average Net Assets                             5.83%         6.27%        6.01%       5.99%       5.42%
                                            -----------------------------------------------------------
    Portfolio Turnover Rate(5)                    --            --           --          27%         90%
                                            -----------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Limited Maturity Bond Investments, which appear elsewhere in this report.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Limited Maturity Bond Portfolio

   We have audited the accompanying statement of assets and liabilities of Limited Maturity Bond Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Maturity Bond Portfolio of Neuberger Berman Advisers Management Trust at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 29, 1999

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1998

--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

  Principal                                            Rating(1)                     Market
    Amount                                       Moody's          S&P               Value(2)
--------------                                  ---------       --------       ------------------
                U.S. TREASURY SECURITIES
                (5.2%)
   $ 8,880,000  U.S. Treasury Notes, 5.75%,
                due 11/15/00                     TSY              TSY          $        9,056,446
     5,640,968  U.S. Treasury
                Inflation-Indexed Notes,
                3.375%, due 1/15/07              TSY              TSY                   5,455,831
                                                                               ------------------
                TOTAL U.S. TREASURY SECURITIES
                (COST $14,492,985)                                                     14,512,277
                                                                               ------------------
                U.S. GOVERNMENT AGENCY
                SECURITIES (11.0%)
    10,366,478  Freddie Mac, Discount Notes,
                4.50% & 5.07%, due 1/4/99 &
                1/8/99                           AGY              AGY                  10,366,478
    20,000,000  Fannie Mae, Discount Notes,
                5.09%, due 1/7/99                AGY              AGY                  19,992,000
                                                                               ------------------
                TOTAL U.S. GOVERNMENT AGENCY
                SECURITIES (COST $30,345,292)                                          30,358,478
                                                                               ------------------
                MORTGAGE-BACKED SECURITIES
                (6.7%)
       772,401  BA Mortgage Securities, Inc.,
                Mortgage Pass-Through
                Certificates, Ser. 1998-6,
                6.25%, due 12/26/28                                BB                     538,024(3)
       755,745  Morgan Stanley Capital I Inc.,
                Commercial Mortgage
                Pass-Through Certificates,
                Ser. 1998-HF2, 6.01%, due
                11/15/30                            BB(4)                                 539,413(3)
FANNIE MAE
     4,872,001  Pass-Through Certificates,
                7.00%, due 6/1/11                AGY              AGY                   5,010,025
     4,213,402  Pass-Through Certificates,
                6.50%, due 5/1/13                AGY              AGY                   4,273,611
FREDDIE MAC
        55,044  Mortgage Participation
                Certificates, 10.00%, due
                4/1/20                           AGY              AGY                      59,428
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     8,000,000  Pass-Through Certificates,
                7.00%, TBA, 30 Year Maturity     AGY              AGY                   8,182,480
                                                                               ------------------
                TOTAL MORTGAGE-BACKED
                SECURITIES (COST $18,347,319)                                          18,602,981
                                                                               ------------------
                ASSET-BACKED SECURITIES
                (13.2%)
     3,771,450  PNC Student Loan Trust I, Ser.
                1997-2, Class A-2, 6.138%, due
                1/25/00                          Aaa              AAA                   3,833,943
     2,198,650  Money Store Auto Grantor
                Trust, Ser. 1997-2, Class A-1,
                6.17%, due 3/20/01               Aaa              AAA                   2,221,736
     5,070,000  Ford Credit Auto Loan Master
                Trust, Auto Loan Certificates,
                Ser. 1996-1, 5.50%, due
                2/15/03                          Aaa              AAA                   5,101,586
     1,537,336  Navistar Financial Owner
                Trust, Ser. 1996-B, Class A-3,
                6.33%, due 4/21/03               Aaa              AAA                   1,552,233
     3,790,000  Chemical Master Credit Card
                Trust 1, Ser. 1995-2, Class A,
                6.23%, due 6/15/03               Aaa              AAA                   3,854,733
     4,948,670  World Omni Automobile Lease
                Securitization Trust, Ser.
                1997-A, Class A-3, 6.85%, due
                6/25/03                          Aaa              AAA                   5,044,031
     1,908,505  Chevy Chase Auto Receivables
                Trust, Ser. 1996-2, Class A,
                5.90%, due 7/15/03               Aaa              AAA                   1,906,577

Advisers Managers Trust                                        December 31, 1998

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  Principal                                            Rating(1)                     Market
    Amount                                       Moody's          S&P               Value(2)
--------------                                  ---------       --------       ------------------
   $ 6,500,000  Standard Credit Card Master
                Trust I, Credit Card
                Participation Certificates,
                Ser. 1994-4, Class A, 8.25%,
                due 11/7/03                      Aaa              AAA          $        6,951,750
     3,014,497  ContiMortgage Net Interest
                Margin Notes, Ser. 1998-A,
                Class A, 7.92%, due 3/16/28        BBB(4)                               2,983,629(3)
     3,094,116  IMC Excess Cashflow Trust,
                Ser. 1997-A, 7.41%, due
                11/26/28                           BBB(4)                               2,940,710(3)
                                                                               ------------------
                TOTAL ASSET-BACKED SECURITIES
                (COST $36,516,909)                                                     36,390,928
                                                                               ------------------
                BANKS & FINANCIAL INSTITUTIONS
                (24.2%)
     4,760,000  Merrill Lynch & Co., Inc.,
                Medium-Term Notes, Ser. B,
                6.28%, due 6/25/99               Aa3              AA-                   4,776,755
     4,420,000  Chase Manhattan Bank USA,
                Senior Global Bank Notes,
                5.875%, due 8/4/99               Aa2              AA-                   4,441,039
     5,020,000  CIT Group Holdings, Inc.,
                Medium-Term Notes, 6.25%, due
                10/25/99                         Aa3               A+                   5,070,652
     3,690,000  First National Bank of
                Commerce, Senior Bank Notes,
                6.50%, due 1/14/00               Aa2              AA-                   3,746,346
     3,700,000  HomeSide Lending, Inc., Notes,
                6.875%, due 5/15/00               A1               A+                   3,769,227
     4,730,000  Salomon Smith Barney Holdings
                Inc., Notes, 7.00%, due
                5/15/00                          Aa3               A                    4,818,073
     5,120,000  Comdisco, Inc., Notes, 6.50%,
                due 6/15/00                      Baa1             BBB+                  5,173,555
     6,050,000  Associates Pass-Through Asset
                Trust, Ser. 1997-1, 6.45%, due
                9/15/00                          Aa3              AA-                   6,159,565(3)
     4,180,000  Lehman Brothers Holdings Inc.,
                Medium-Term Notes, Ser. E,
                6.89%, due 10/10/00              Baa1              A                    4,217,871
     2,900,000  Countrywide Home Loans, Inc.,
                Notes, 5.62%, due 10/16/00        A3               A                    2,901,653
     2,570,000  Lehman Brothers Holdings Inc.,
                Medium-Term Notes, Ser. E,
                6.65%, due 11/8/00               Baa1              A                    2,583,338
     5,200,000  Capital One Bank, Bank Notes,
                5.95%, due 2/15/01               Baa3             BBB-                  5,223,088
     3,760,000  Morgan Stanley, Dean Witter,
                Discover & Co., Global
                Medium-Term Notes, Ser. C,
                6.09%, due 3/9/01                Aa3               A+                   3,796,886
     4,870,000  Household Finance Corp.,
                Senior Medium-Term Notes,
                6.06%, due 5/14/01                A2               A                    4,929,073
     3,040,000  Riggs National Corp.,
                Subordinated Notes, 8.50%, due
                2/1/06                             Ba1(5)            BB+(5)             3,184,400
     2,075,000  Riggs National Corp.,
                Subordinated Debentures,
                9.65%, due 6/15/09                 Ba1(5)            BB+(5)             2,308,438
                                                                               ------------------
                TOTAL BANKS & FINANCIAL
                INSTITUTIONS (COST
                $66,661,228)                                                           67,099,959
                                                                               ------------------
                CORPORATE DEBT SECURITIES
                (35.7%)
     2,520,000  Arkla, Inc., Notes, 8.875%,
                due 7/15/99                      Baa1             BBB                   2,561,000
     4,080,000  Time Warner Pass-Through Asset
                Trust, Ser. 1997-2, 4.90%, due
                7/29/99                          Baa3             BBB                   4,070,453(3)
     2,890,000  Commonwealth Edison Co., First
                Mortgage Bonds, Ser. 90,
                6.50%, due 4/15/00               Baa2             BBB                   2,929,044
     4,450,000  Norfolk Southern Corp., Notes,
                6.70%, due 5/1/00                Baa1             BBB+                  4,526,229

Advisers Managers Trust                                        December 31, 1998

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  Principal                                            Rating(1)                     Market
    Amount                                       Moody's          S&P               Value(2)
--------------                                  ---------       --------       ------------------
   $ 4,760,000  Sears Roebuck Acceptance
                Corp., Medium-Term Notes, Ser.
                IV, 6.23%, due 7/12/00            A2               A-          $        4,814,692
     4,000,000  Ford Motor Credit Co.,
                Medium-Term Notes, 6.84%, due
                8/16/00                           A1               A                    4,090,560
     2,780,000  MedPartners, Inc., Senior
                Subordinated Notes, 6.875%,
                due 9/1/00                       Caa1              B                    2,321,300
     1,970,000  Chesapeake Corp., Notes,
                10.375%, due 10/1/00             Baa3             BBB                   2,132,052
     1,610,000  BHP Finance (USA) Ltd.,
                Guaranteed Notes, 5.625%, due
                11/1/00                           A3               A                    1,597,667
     2,027,000  Safeway Inc., Notes, 5.75%,
                due 11/15/00                     Baa2             BBB                   2,030,365
     1,670,000  Fort James Corp., Notes,
                6.234%, due 3/15/01              Baa2             BBB-                  1,671,987
     1,535,000  Revlon Worldwide Corp., Senior
                Secured Notes, Ser. B,
                Zero-Coupon, Yielding 10.75%,
                due 3/15/01                       B3               B-                     874,950
     1,940,000  Colonial Realty Limited
                Partnership, Senior Notes,
                7.50%, due 7/15/01               Baa3             BBB-                  2,034,944
       910,000  USA Waste Services, Inc.,
                Senior Notes, 6.125%, due
                7/15/01                          Baa3             BBB+                    908,617
     2,625,000  Texas Utilities Co., Notes,
                5.94%, due 10/15/01              Baa3             BBB                   2,624,081
     4,000,000  Tyco International Ltd.,
                Notes, 6.50%, due 11/1/01         A3               A-                   4,090,200
     1,855,000  Marlin Water Trust, Senior
                Secured Notes, 7.09%, due
                12/15/01                         Baa2             BBB                   1,853,516(3)
     2,800,000  ICI Wilmington Inc.,
                Guaranteed Notes, 7.50%, due
                1/15/02                          Baa1              A-                   2,972,452
     1,950,000  Fort James Corp., Senior
                Notes, 6.50%, due 9/15/02        Baa2             BBB-                  1,981,005
     3,250,000  Stewart Enterprises, Inc.,
                Notes, 6.40%, due 5/1/03         Baa3             BBB                   3,350,133
       440,000  Core-Mark International, Inc.,
                Senior Subordinated Notes,
                11.375%, due 9/15/03              B3               B                      447,700
     2,000,000  Akzo Nobel Inc., Guaranteed
                Notes, 6.00%, due 11/15/03        A2               A                    2,006,520(3)
     2,450,000  Cendant Corp., Notes, 7.75%,
                due 12/1/03                      Baa1             BBB                   2,471,340
       505,000  Loomis Fargo & Co., Senior
                Subordinated Notes, 10.00%,
                due 1/15/04                       B3               B                      498,687
       570,000  EOP Operating Limited
                Partnership, Notes, 6.625%,
                due 2/15/05                      Baa1             BBB                     572,069
       355,000  Earle M. Jorgensen Co., Senior
                Notes, Ser. B, 9.50%, due
                4/1/05                            B3               B-                     338,138
     1,360,000  Protection One, Inc., Senior
                Notes, 7.375%, due 8/15/05       Ba1              BBB-                  1,370,785(3)
     1,300,000  Burlington Industries, Inc.,
                Notes, 7.25%, due 9/15/05        Baa3             BBB-                  1,272,960
     3,680,000  Heritage Media Corp., Senior
                Subordinated Notes, 8.75%, due
                2/15/06                           B1              BB+                   3,956,000
     3,630,000  Mark IV Industries, Inc.,
                Senior Subordinated Notes,
                7.75%, due 4/1/06                  Ba2(6)            BB+(6)             3,530,175
       655,000  Federal-Mogul Corp., Notes,
                7.75%, due 7/1/06                  Ba2(6)            BB+(6)               657,031
       610,000  Printpack, Inc., Senior
                Subordinated Notes, Ser. B,
                10.625%, due 8/15/06             Caa1              B+                     596,275
     2,130,000  Time Warner Inc., Notes,
                8.11%, due 8/15/06               Baa3             BBB                   2,423,706
       325,000  Commonwealth Aluminum Corp.,
                Senior Subordinated Notes,
                10.75%, due 10/1/06               B2               B-                     324,594

Advisers Managers Trust                                        December 31, 1998

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  Principal                                            Rating(1)                     Market
    Amount                                       Moody's          S&P               Value(2)
--------------                                  ---------       --------       ------------------
    $   25,000  Newport News Shipbuilding
                Inc., Senior Subordinated
                Notes, 9.25%, due 12/1/06         B1               B+          $           26,563
       800,000  Safelite Glass Corp., Senior
                Subordinated Notes, 9.875%,
                due 12/15/06                      B3               B-                     742,000(3)
       990,000  Pen-Tab Industries, Inc.,
                Senior Subordinated Notes,
                Ser. B, 10.875%, due 2/1/07       B3               B-                     831,600
       690,000  Fonda Group, Inc., Senior
                Subordinated Notes, Ser. B,
                9.50%, due 3/1/07                 B3               B-                     574,425
       885,000  GFSI Inc., Senior Subordinated
                Notes, 9.625%, due 3/1/07         B3               B-                     829,687
        90,000  French Fragrances, Inc.,
                Senior Notes, Ser. B, 10.375%,
                due 5/15/07                       B2               B+                      89,662
     2,240,000  Owens-Illinois, Inc., Senior
                Debentures, 8.10%, due 5/15/07     Ba1(7)            BB+(7)             2,399,734
       300,000  AmeriServe Food Distribution,
                Inc., Senior Subordinated
                Notes, 10.125%, due 7/15/07       B3               B-                     267,000
       100,000  Safety Components
                International, Inc., Senior
                Subordinated Notes, 10.125%,
                due 7/15/07                       B3               B-                     100,625
       585,000  HydroChem Industrial Services,
                Inc., Senior Subordinated
                Notes, Ser. B, 10.375%, due
                8/1/07                           Caa1              B-                     580,612
     4,320,000  Interpool, Inc., Notes, 7.20%,
                due 8/1/07                       Ba1              BBB-                  4,314,341
       400,000  NBTY, Inc., Senior
                Subordinated Notes, Ser. B,
                8.625%, due 9/15/07               B1               B+                     392,500
     2,030,000  Mirage Resorts, Inc., Notes,
                6.75%, due 2/1/08                Baa2             BBB+                  1,955,560
     2,060,000  IDEX Corp., Senior Notes,
                6.875%, due 2/15/08              Ba1              BBB-                  2,134,366
     1,370,000  Central Maine Power & Co.,
                General and Refunding Mortgage
                Bonds, Ser. Q, 7.05%, due
                3/1/08                           Baa3             BBB+                  1,408,771
       640,000  Thiokol Corp., Senior Notes,
                6.625%, due 3/1/08               Baa3             BBB                     657,114
     2,845,000  Beckman Coulter, Inc., Senior
                Notes, 7.45%, due 3/4/08           Ba1(7)            BB+(7)             2,822,581
       430,000  IMPAC Group, Inc., Senior
                Subordinated Notes, 10.125%,
                due 3/15/08                       B3               B-                     416,025
       335,000  Trans-Resources, Inc., Senior
                Notes, Ser. B, 10.75%, due
                3/15/08                           B3               B-                     328,300
     1,145,000  Owens-Illinois, Inc., Senior
                Notes, 7.35%, due 5/15/08          Ba1(7)            BB+(7)             1,173,121
       200,000  U.S. Office Products Co.,
                Senior Subordinated Notes,
                9.75%, due 6/15/08               Caa1             CCC                     131,500(3)
       540,000  Aqua-Chem, Inc., Senior
                Subordinated Notes, 11.25%,
                due 7/1/08                        B3               B-                     511,650(3)
     1,120,000  CSC Holdings, Inc., Senior
                Notes, 7.25%, due 7/15/08        Ba2              BB+                   1,136,397
       790,000  Tenet Healthcare Corp., Senior
                Subordinated Notes, 8.125%,
                due 12/1/08                      Ba3              BB-                     816,433(3)
       160,000  KinderCare Learning Centers,
                Inc., Senior Subordinated
                Notes, Ser. B, 9.50%, due
                2/15/09                           B3               B-                     156,000
                                                                               ------------------
                TOTAL CORPORATE DEBT
                SECURITIES (COST $98,999,202)                                          98,697,794
                                                                               ------------------
                FOREIGN GOVERNMENT
                SECURITIES(8) (1.8%)
SEK 38,500,000  Kingdom of Sweden, 5.50%, due
                4/12/02 (COST $5,080,488)        Aa1              AA+                   5,002,517
                                                                               ------------------

Advisers Managers Trust                                        December 31, 1998

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  Principal                                            Rating(1)                     Market
    Amount                                       Moody's          S&P               Value(2)
--------------                                  ---------       --------       ------------------
                CORPORATE COMMERCIAL PAPER
                (3.6%)
   $ 5,000,000  Abbott Laboratories, 5.47%,
                due 1/7/99                       P-1              A-1+         $        4,995,442(9)
     5,000,000  du Pont (E.I.) de Nemours &
                Co., 5.70%, due 1/7/99           P-1              A-1+                  4,995,250(9)
                                                                               ------------------
                TOTAL CORPORATE COMMERCIAL
                PAPER (COST $9,990,692)                                                 9,990,692
                                                                               ------------------
                TOTAL INVESTMENTS (101.4%)
                (COST $280,434,115)                                                   280,655,626(10)
                Liabilities, less cash,
                receivables and other assets
                [(1.4%)]                                                               (3,957,206)
                                                                               ------------------
                TOTAL NET ASSETS (100.0%)                                      $      276,698,420
                                                                               ------------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1998
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments
 1) Credit ratings are unaudited.
 2) Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
 3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At December 31, 1998, these securities amounted to $24,664,198 or 8.9% of net assets.
 4) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
 5) Rated BBB by Thomson BankWatch, Inc.
 6) Rated BBB- by Fitch Investors Services, Inc.
 7) Rated BBB- by Duff & Phelps Credit Rating Co.
 8) Principal amount is stated in the currency in which the security is denominated.
   SEK-Swedish Krona
 9) At cost, which approximates market value.
10) At December 31, 1998, the cost of investments for Federal income tax purposes was $280,434,115. Gross unrealized appreciation of investments was $2,916,104 and gross unrealized depreciation of investments was $2,694,593, resulting in net unrealized appreciation of $221,511, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                     December 31,
                                                         1998
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $ 280,655,626
      Cash                                                  3,551
      Interest receivable                               3,848,392
      Receivable for securities sold                      416,931
      Deferred organization costs (Note A)                 21,463
      Receivable for forward foreign currency
       exchange contracts sold (Note C)                    14,420
      Receivable for variation margin (Note A)              7,344
      Prepaid expenses and other assets                     3,741
                                                    --------------
                                                      284,971,468
                                                    --------------
LIABILITIES
      Payable for securities purchased                  8,181,250
      Payable to investment manager (Note B)               58,613
      Accrued expenses                                     33,185
                                                    --------------
                                                        8,273,048
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $ 276,698,420
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $ 276,665,221
      Net unrealized appreciation in value of
       investment securities, financial futures
       contracts, translation of assets and
       liabilities in foreign currencies, and
       foreign currency contracts                          33,199
                                                    --------------
NET ASSETS                                          $ 276,698,420
                                                    --------------
*Cost of investments                                $ 280,434,115
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1998
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $17,501,122
                                                    ------------
    Expenses:
      Investment management fee (Note B)                664,132
      Custodian fees (Note B)                           109,082
      Amortization of deferred organization and
       initial offering expenses (Note A)                16,119
      Trustees' fees and expenses                        11,407
      Auditing fees                                      10,884
      Accounting fees                                    10,000
      Legal fees                                          8,546
      Insurance expense                                   3,510
      Miscellaneous                                       1,297
                                                    ------------
        Total expenses                                  834,977
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (163)
                                                    ------------
        Total net expenses                              834,814
                                                    ------------
        Net investment income                        16,666,308
                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities
     sold                                               (99,989)
    Net realized loss on financial futures
     contracts (Note A)                              (2,805,121)
    Net realized loss on foreign currency
     transactions (Note A)                             (414,176)
    Change in net unrealized appreciation of
     investment securities, financial futures
     contracts, translation of assets and
     liabilities in foreign currencies, and
     foreign currency contracts (Note A)               (833,356)
                                                    ------------
        Net loss on investments                      (4,152,642)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $12,513,666
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                   Year Ended
                                                  December 31,
                                              1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  16,666,308   $  16,956,097
    Net realized loss on investments         (3,319,286)     (1,645,464)
    Change in net unrealized
     appreciation (depreciation) of
     investments                               (833,356)      2,314,612
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         12,513,666      17,625,245
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                72,773,079      42,581,313
    Reductions                              (59,246,056)    (66,353,014)
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from transactions
     in investors' beneficial interests      13,527,023     (23,771,701)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS        26,040,689      (6,146,456)
NET ASSETS:
    Beginning of year                       250,657,731     256,804,187
                                          -----------------------------
    End of year                           $ 276,698,420   $ 250,657,731
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1998
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Limited Maturity Bond Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of seven separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: The Series may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Series. The Series has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Series could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Series is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Advisers Managers Trust                                        December 31, 1998
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

      For Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
      At December 31, 1998, open positions in financial futures contracts were as follows:

                                                                   UNREALIZED
     EXPIRATION              OPEN CONTRACTS              POSITION  DEPRECIATION
    ------------------------------------------------------------------------
     March 1999     235 U.S. Treasury Notes, 2 Year      Long      $198,098

      At December 31, 1998, the Series had deposited $515,000 Fonda Group, Inc., Senior Subordinated Notes, Ser. B, 9.50%, due 3/1/07, in a segregated account to cover margin requirements on open financial futures contracts.
6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1998, the unamortized balance of such expenses amounted to $21,463.
9) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Incorporated ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.25% of the first $500 million of the Series' average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.

Advisers Managers Trust                                        December 31, 1998
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $163.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1998, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $101,888,260 and $103,390,255, respectively.
   During the year ended December 31, 1998, the Series had entered into various contracts to deliver currencies at specified future dates. At December 31, 1998, open contracts were as follows:

                                                                                                               NET
                                                 CONTRACTS      IN EXCHANGE     SETTLEMENT                   UNREALIZED
SALES                                            TO DELIVER         FOR           DATE          VALUE        APPRECIATION
---------------------------------------------------------------------------------------------------------------------
German Mark                                      8,730,000      $5,257,928      1/21/99      $ 5,243,508     $14,420

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                                                    Period
                                                                                     from
                                                                                    May 1,
                                                                                    1995(1)
                                                                                      to
                                                                                    December
                                                  Year Ended December 31,           31,
                                              1998          1997         1996        1995
                                            -----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(2)                               .31%          .32%        .33%       .32%(3)
                                            -----------------------------------------------
  Net Expenses                                    .31%          .32%        .33%       .32%(3)
                                            -----------------------------------------------
  Net Investment Income                          6.27%         6.71%       6.46%      6.34%(3)
                                            -----------------------------------------------
Portfolio Turnover Rate                            44%           86%        132%        78%
                                            -----------------------------------------------
Net Assets, End of Year (in millions)          $276.7        $250.7      $256.8     $325.6
                                            -----------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Limited Maturity Bond Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Limited Maturity Bond Investments, one of the series constituting the Advisers Managers Trust (the "Trust"), as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Limited Maturity Bond Investments of Advisers Managers Trust at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 29, 1999